Financial instruments and risk management (Details 4) - Braskem Idesas [Member] R$ in Millions	Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Trade payables	R$ 13,371
Borrowings and debentures	75,837
Braskem Idesa borrowings	23,122
Derivatives	965
Loan from non-controlling shareholder of Braskem Idesa	1,795
Leniency agreement	1,015
Lease	5,594
At December 31, 2025	121,699
Interest discounted to present value	(35,684)
Carrying amount	86,014
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables	13,350
Borrowings and debentures	13,677
Braskem Idesa borrowings	20,024
Derivatives	357
Leniency agreement	72
Lease	1,103
At December 31, 2025	48,583
Interest discounted to present value	(13,346)
Carrying amount	35,237
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade payables	21
Borrowings and debentures	2,876
Braskem Idesa borrowings	208
Derivatives	162
Leniency agreement	296
Lease	897
At December 31, 2025	4,460
Interest discounted to present value	(1,686)
Carrying amount	2,774
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings and debentures	26,295
Braskem Idesa borrowings	2,890
Derivatives	370
Leniency agreement	647
Lease	1,593
At December 31, 2025	31,795
Interest discounted to present value	(9,918)
Carrying amount	21,877
Later than five years [member]
IfrsStatementLineItems [Line Items]
Borrowings and debentures	32,989
Derivatives	77
Loan from non-controlling shareholder of Braskem Idesa	1,795
Lease	2,001
At December 31, 2025	36,862
Interest discounted to present value	(10,734)
Carrying amount	R$ 26,128